RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Salaries, incentives and short-term benefits	$ 5,553	$ 6,057
Unit-based compensation expense including fair value adjustments	3,980	2,380
Total compensation paid or payable to key management personnel	9,533	8,437
Accounts payable and accrued liabilities	50,183	41,967
Former Chief Executive Officer
Disclosure of transactions between related parties
Accounts payable and accrued liabilities	$ 1,100	$ 400